Balances and Transactions with Interested and Related Parties	12 Months Ended
Dec. 31, 2022
Balances and Transactions with Interested and Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES
NOTE 27:-	BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES

a.	Balances with interested and related parties:

December 31, 2022

	For details see	Controlling shareholder	Key management personnel
	Note	USD in thousands

Other accounts payable	15	40	25

December 31, 2021

	For details see	Controlling shareholder	Key management personnel
	Note	USD in thousands

Other accounts payable	15	69	54
Highest balance of current debts during the year	-	17	-

b.	Salaries and benefits to interested and related parties:

	Year ended December 31,
	2022	2021	2020
	USD in thousands
Cost of sales, research and development expenses, sales and marketing expenses and general and administrative expenses, net:
Salary and related benefits to CEO and director employed by the Company (controlling shareholder) including cost of share-based payment (1)	3,872	1,571	153
Fees of directors not employed by the Company including cost of share-based payment (6)	312	289	-
Salary and related benefits to formerly Deputy CEO and COO including cost of share-based payment (2) (5)	1,777	803	-
Salary and related benefits to Chief of Staff including cost of share-based payment (4)	1,140	544	-
Salary and related benefits to formerly Chairman of the Board including cost of share-based payment (3) (5)	2,355	832	-
	9,456	4,039	153

(1)	Relates to the cost of employment of Mr. Eyal Moshe, former director and former CEO of the Company who is also the controlling shareholder in the Company, excluding any allegedly misappropriated expenses as detailed in Note 1e.

Mr. Moshe ceased his role as CEO on February 2, 2023, and his employment was terminated effective July 24, 2023 for cause in connection with these unauthorized expenses. Mr. Moshe resigned from the Board on August 15, 2023. See the employment terms in paragraph 29c. below.

(2)	Relates to the cost of employment of Mr. Dotan Moshe, formerly Deputy CEO and COO in the Company, who is also the son-in-law of Dr. Zigmund Bluvband. Mr. Dotan no longer works at the Company since May 15, 2022. In February 2023 he began consulting the company.

(3)	Relates to the cost of employment of Dr. Zigmund Bluvband, formerly the Chairman of the Company’s Board. Dr. Zigmund no longer works at the Company since April 30, 2022.

(4)

Relates to the cost of employment of Ms. Ayelet Bitan, Chief of Staff in the Company and the spouse of Mr. Eyal Moshe, a controlling shareholder in the Company, excluding any allegedly misappropriated expenses as detailed in Note 1e. Ms. Bitan resigned in February 2023.

(5)	Key management personnel.

(6)	Other interested and related parties.

*	The salary and related benefits amounts including the additional expenses of the extension of the expiry date of options as detailed in note 18f.

c.	Transactions with interested and related parties:

Year ended December 31, 2022

	Controlling shareholder	Key management personnel	Other interested and related parties	Total
	USD in thousands

General and administrative expenses	5,012	4,132	312	9,456
	5,012	4,132	312	9,456

Year ended December 31, 2021

	Controlling shareholder	Key management personnel	Other interested and related parties	Total
	USD in thousands

Cost of sales	-	143	-	143
Sales and marketing expenses	-	16	-	16
General and administrative expenses	2,076	1,503	301	3,880
	2,076	1,662	301	4,039

Year ended December 31, 2020

	For terms	Controlling shareholder	Key management personnel	Other interested and related parties	Total
	see Note	USD in thousands

Cost of sales	27d	-	-	-	-
Sales and marketing expenses	27d	-	-	-	-
General and administrative expenses	27d	153	-	-	153
		153	-	-	153